Expense Example - Class A C I R R6 T and W Shares - Voya Corporate Leaders 100 Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class C 1 Yr	Class C 3 Yrs	Class C 5 Yrs	Class C 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R 1 Yr	Class R 3 Yrs	Class R 5 Yrs	Class R 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs	Class W 1 Yr	Class W 3 Yrs	Class W 5 Yrs	Class W 10 Yrs
USD ($)	653	849	1,062	1,672	248	513	904	1,998	50	192	346	795	117	378	659	1,461	49	171	305	694	331	534	753	1,385	57	212	380	868